Average Annual Total Returns - Investor A, C and Institutional - BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	10.64%
5 Years	4.36%
10 Years	3.84%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	9.00%
5 Years	2.64%
10 Years	2.08%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.23%
5 Years	2.55%
10 Years	2.27%
Investor C Shares
Average Annual Return:
1 Year	13.25%
5 Years	4.41%
10 Years	3.63%
Institutional Shares
Average Annual Return:
1 Year	15.51%
5 Years	5.51%
10 Years	4.55%